SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Total non-current borrowings	$ 224,259	$ 254,266
Bank Loan From Financial Institutions In PRC [Member]
Line of Credit Facility [Line Items]
Total non-current borrowings	83,100	114,879
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Total non-current borrowings	$ 141,159	$ 139,387